Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables And Accruals [Abstract]
Other payables	¥ 210,561,540	$ 30,245,273	¥ 169,470,083
Business taxes and related tax surcharge	64,345,243	9,242,616	52,639,207
Accrued rental	2,250,443	323,256	2,151,623
Accrued utilities	2,306,796	331,351	3,307,734
Other accrued expenses	2,180,632	313,228	3,839,332
Payables for contingent consideration (Note 3)	4,027,207	578,472
Consideration payables for acquisitions	16,776,500	2,409,793	10,000,000
Total	¥ 302,448,361	$ 43,443,989	¥ 241,407,979